Guarantees (Tables)	3 Months Ended
Dec. 27, 2013
Guarantees [Abstract]
Product warranty accrual
In the opinion of management, such obligations will not significantly affect the Company's financial position, results of operations or cash flows.

Balance as of September 27, 2013	$31
Warranties issued	3
Changes in estimates	(2)
Settlements	(3)
Balance as of December 27, 2013	$29
Warranty accruals for businesses that are included within Liabilities held for sale on the Consolidated Balance Sheets are excluded from the table above. See Note 3.